Financial risk management - D.1.2. Interest rate swap contracts (Details) - Dec. 31, 2019 - Interest rate swap - Interest rate risk $ in Millions, kr in Billions	USD ($)	SEK (kr)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative notional amount	$ 211.0	kr 2
Derivative financial liabilities held for hedging	0.2
El Salvador and Costa Rica
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative financial liabilities held for hedging	$ 17.0